Non-financial Assets and Liabilities (Tables)	12 Months Ended
Jun. 30, 2023
Disclosure Of Non Financial Assets And Liabilities [Abstract]
Summary of Property, Plant and Equipment
a.    Property, plant and equipment

(in U.S. dollars, in thousands)	Plant and Equipment	Office Furniture and Equipment	Computer Hardware and Software	Total
Year Ended June 30, 2022
Opening net book amount	1,953	811	257	3,021
Additions	143	3	42	188
Exchange differences	54	(70)	(4)	(20)
Depreciation charge	(942)	(52)	(150)	(1,144)
Closing net book value	1,208	692	145	2,045

As of June 30, 2022
Cost	6,846	1,925	3,379	12,150
Accumulated depreciation	(5,638)	(1,233)	(3,234)	(10,105)
Net book value	1,208	692	145	2,045

Year Ended June 30, 2023
Opening net book amount	1,208	692	145	2,045
Additions	171	43	60	274
Exchange differences	(104)	113	(18)	(9)
Depreciation charge	(818)	(45)	(90)	(953)
Closing net book value	457	803	97	1,357

As of June 30, 2023
Cost	6,910	2,074	3,353	12,337
Accumulated depreciation	(6,453)	(1,271)	(3,256)	(10,980)
Net book value	457	803	97	1,357

Schedule of Right-of-Use Assets
Right-of-use assets

(in U.S. dollars, in thousands)	Buildings	Manufacturing	Total
Year Ended June 30, 2022
Opening net book amount	5,417	3,702	9,119
Additions	1,464	—	1,464
Reassessment	97	494	591
Exchange differences	(165)	—	(165)
Depreciation charge	(1,717)	(1,372)	(3,089)
Closing net book value	5,096	2,824	7,920

As of June 30, 2022
Cost	9,957	6,178	16,135
Accumulated depreciation	(4,861)	(3,354)	(8,215)
Net book value	5,096	2,824	7,920

Year Ended June 30, 2023
Opening net book amount	5,096	2,824	7,920
Additions/(derecognition)	(649)	—	(649)
Reassessment	526	(302)	224
Exchange differences	(15)	—	(15)
Depreciation charge	(1,661)	(685)	(2,346)
Closing net book value	3,297	1,837	5,134

As of June 30, 2023
Cost	9,957	6,178	16,135
Accumulated depreciation	(6,660)	(4,341)	(11,001)
Net book value	3,297	1,837	5,134

Summary of Lease Liabilities	Lease liabilities

	As of June 30,
	2023	2022
Current	4,060	3,186
Non-current	3,672	7,085
Lease liabilities included in the balance sheet	7,732	10,271

Summary of Intangible Assets
c.    Intangible assets

(in U.S. dollars, in thousands)	Goodwill	Acquired licenses to patents	In-process research and development acquired	Current marketed products	Total
Year Ended June 30, 2022
Opening net book amount	134,453	2,072	427,779	16,242	580,546
Additions/reversals	—	(450)	—	—	(450)
Exchange differences	—	74	—	1	75
Amortization charge	—	(64)	—	(1,455)	(1,519)
Closing net book amount	134,453	1,632	427,779	14,788	578,652

As of June 30, 2022
Cost	134,453	2,987	489,698	24,000	651,138
Accumulated amortization	—	(1,355)	—	(9,212)	(10,567)
Accumulated impairment	—	—	(61,919)	—	(61,919)
Net book amount	134,453	1,632	427,779	14,788	578,652

Year Ended June 30, 2023
Opening net book amount	134,453	1,632	427,779	14,788	578,652
Additions	—	23	—	—	23
Exchange differences	—	1	—	—	1
Amortization charge	—	(38)	—	(1,455)	(1,493)
Closing net book amount	134,453	1,618	427,779	13,333	577,183

As of June 30, 2023
Cost	134,453	2,993	489,698	23,999	651,143
Accumulated amortization	—	(1,375)	—	(10,666)	(12,041)
Accumulated impairment	—	—	(61,919)	—	(61,919)
Net book amount	134,453	1,618	427,779	13,333	577,183

Summary of Carrying Value of In Process Research and Development Acquired by Product	Carrying value of in-process research and development acquired by product

	As of June 30,
(in U.S. dollars, in thousands)	2023	2022
Cardiovascular products(1)	254,351	254,351
Intravenous products for metabolic diseases and inflammatory/immunologic conditions(2)	70,730	70,730
MSC products(3)	102,698	102,698
	427,779	427,779
(1)Includes MPC-150-IM for the treatment or prevention of chronic heart failure and MPC-25-IC for the treatment or prevention of acute myocardial infarction
(2)Includes MPC-300-IV for the treatment of biologic-refractory rheumatoid arthritis and diabetic nephropathy
(3)Includes remestemcel-L for the treatment of SR-aGVHD and remestemcel-L for the treatment of Crohn’s disease
Summary of Provisions

	As of June 30, 2023			As of June 30, 2022
(in U.S. dollars, in thousands)	Current	Non-current	Total	Current	Non-current	Total
Contingent consideration	636	16,563	17,199	10,823	12,461	23,284
Employee benefits	2,013	49	2,062	3,333	62	3,395
Provision for license agreements	3,750	—	3,750	3,750	—	3,750
	6,399	16,612	23,011	17,906	12,523	30,429

Summary of Deferred Tax Balances
(i)    Deferred tax balances

	As of June 30,
(in U.S. dollars, in thousands)	2023	2022
Deferred tax assets
The balance comprises temporary differences attributable to:
Tax losses	76,020	80,411
Other temporary differences	11,972	7,831
Total deferred tax assets	87,992	88,242

Deferred tax liabilities
The balance comprises temporary differences attributable to:
Intangible assets	87,992	88,242
Total deferred tax liabilities	87,992	88,242
Net deferred tax liabilities	—	—

Schedule of Movements Related to Deferred Tax Assets and Liabilities
(ii)    Movements

(in U.S. dollars, in thousands)	Tax losses(1) (DTA)	Other temporary differences(1) (DTA)	Intangible assets (DTL)	Total (DTL)
As of June 30, 2021	(71,916)	(8,248)	80,164	—
Charged/(credited) to:
- profit or loss	(8,742)	425	8,078	(239)
- directly to equity	247	(8)	—	239
As of June 30, 2022	(80,411)	(7,831)	88,242	—
Charged/(credited) to:
- profit or loss	4,179	(4,141)	(250)	(212)
- directly to equity	212	—	—	212
As of June 30, 2023	(76,020)	(11,972)	87,992	—
(1)Deferred tax assets are netted against deferred tax liabilities.

Schedule of Deferred Consideration

	As of June 30,
(in U.S. dollars, in thousands)	2023	2022
Opening balance(1)	2,500	2,500
Amount recognized as revenue during the period	—	—
Balance as of the end of the period	2,500	2,500

(1)	The $2.5 million milestone payment received in December 2019 from Grünenthal was considered constrained and resulted in deferred consideration as of June 30, 2023.